Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Supplement [Text Block]	pstx_SupplementTextBlock
Pioneer Multi-Asset Ultrashort Income Fund

Supplement to the Prospectus and Summary Prospectus,
each dated August 1, 2013

Effective December 1, 2013, the fund will change its investment objective. The following replaces the information issued under "Investment objectives" in the section entitled "Fund summary" and "More on the fund's investment objectives and strategies":

Investment objective

A high level of current income to the extent consistent with a relatively high level of stability of principal.
Pioneer Multi-Asset Ultrashort Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstx_SupplementTextBlock
Pioneer Multi-Asset Ultrashort Income Fund

Supplement to the Prospectus and Summary Prospectus,
each dated August 1, 2013

Effective December 1, 2013, the fund will change its investment objective. The following replaces the information issued under "Investment objectives" in the section entitled "Fund summary" and "More on the fund's investment objectives and strategies":

Investment objective

A high level of current income to the extent consistent with a relatively high level of stability of principal.
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	A high level of current income to the extent consistent with a relatively high level of stability of principal.